UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

153 EAST 53RD STREET, 55TH FLOOR, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, New Jersey 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 207-6500

Date of fiscal year end:	JUNE 30, 2005

Date of reporting period:	JUNE 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

June 30, 2005
Special Situations Fund III, L.P.	Second Quarter Report

SPECIAL SITUATIONS FUND III, L.P.

INDEX TO SECOND QUARTER REPORT

JUNE 30, 2005
                _________________________________________________________________________________

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF FINANCIAL CONDITION

JUNE 30, 2005

ASSETS

Investments, at fair value (cost $330,490,211)		$435,686,312
Cash and cash equivalents		75,331,588
Receivable for investments sold		1,410,936
Other assets		371,957

Total Assets		$512,800,793

LIABILITIES AND PARTNERS' CAPITAL

Liabilities

Payable for Units repurchased		$7,688,980
Securities sold short, at fair value (proceeds $1,915,323)		2,174,523
Payable for investments purchased		552,951
Administrator's fee payable		1,921,694
Consulting fee payable		281,756
Accrued expenses		208,109

Total Liabilities		12,828,013

Partners' Capital

Limited Partners		464,781,187
Corporate General Partner		31,119,507
Individual General Partners		4,072,086

Total Partners' Capital		499,972,780

Total Liabilities and Partners' Capital		$512,800,793

See the accompanying Notes to the Financial Statements.

1
SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2005

		Fair
Shares	Common Stocks	Value

	Aerospace 0.36%
971,600	SPACEHAB, Incorporated (a)	$1,787,744

	Automotive Components 2.38%
2,169,178	Amerigon Incorporated (a)	7,592,123
322,300	Rush Enterprises, Inc. - Class A	4,299,482
		11,891,605

	Biotechnology 1.07%
2,167,375	Ciphergen Biosystems, Inc.	4,139,686
1,638,817	Xcyte Therapies, Inc. (a)	1,179,948
		5,319,634

	Biotechnology - Drug Delivery 0.74%
1,504,698	Aradigm Corporation	1,594,980
445,094	DepoMed, Inc.	1,945,061
27,199	Durect Corporation	138,443
		3,678,484

	Building Materials 0.23%
123,222	L.B. Foster Company	1,145,965

	Communications 0.00%
2,500	GoRemote Internet Communications, Inc.	3,925

	Communication Equipment - Software 3.30%
2,238,077	Artisoft, Inc. (a)	3,580,923
2,342,466	Artisoft, Inc. (Restricted) (a)	2,667,132
1,049,082	ION Networks, Inc. (a)	167,853
2,294,117	ION Networks, Inc. (Restricted ) (a)	367,059
758,524	MetaSolv, Inc.	1,782,531
635,223	PC-Tel, Inc.	4,973,796
1,926,881	Visual Networks, Inc.	2,967,397
		16,506,691

	Communication Products - Equipment 2.24%
557,893	Centillium Communications, Inc.	1,210,628
2,047,483	NMS Communications Corporation	5,855,801
253,400	RADVision, Ltd. (Israel)	3,367,686
251,580	Telular Corporation	754,740
		11,188,855

	Computer Equipment 1.17%
362,500	Optimal Group, Inc. (Canada)	5,854,375

	Computer Peripherals 0.60%
187,505	Immersion Corporation	999,402
120,000	Printronix, Inc.	2,006,400
		3,005,802

	Computer Services - Software 8.65%
69,900	Aptimus, Inc.	$1,370,739
1,023,500	ClickSoftware Technologies, Ltd. (Israel)	1,913,945
383,147	CryptoLogic, Inc. (Canada)	11,498,223
1,626,957	Net Perceptions, Inc. (a)	1,545,609
231,500	Nuance Communications, Inc.	1,041,750
774,059	ONYX Software Corporation	2,786,612
324,127	Palm Source, Inc.	2,755,080
245,900	Phoenix Technologies, Ltd.	1,913,102
13,800	Primal Solutions, Inc.	2,070
1,631,155	Quovadx, Inc.	4,501,988
249,384	Stellent, Inc.	1,870,380
326,780	SumTotal Systems, Inc.	1,477,045
767,850	SupportSoft, Inc.	3,985,142
1,800,000	Tarantella, Inc. (a)	1,611,000
2,604,550	Unify Corporation (a)	989,729
219,080	Witness Systems, Inc.	3,993,828
		43,256,242

	Computer Systems 3.45%
918,377	Adept Technology, Inc. (a)	7,484,773
388,100	Performance Technologies, Incorporated	2,146,193
554,127	Pinnacle Systems, Inc.	3,047,699
650,553	SeaChange International, Inc.	4,566,882
		17,245,547

	Consumer Products 0.60%
1,047,629	Meade Instruments Corp. (a)	2,922,885
14,700	Rockford Corporation	54,390
		2,977,275

	Consumer Services 1.32%
500,000	Kenexa Corporation	6,600,000

	Data Security 2.09%
1,339,701	Entrust, Inc.	6,417,168
119,097	SafeNet, Inc.	4,056,444
		10,473,612

	Electronic Components 1.67%
9,245	American Technology Corporation	53,159
298,700	Frequency Electronics, Inc.	3,883,100
2,564,502	Tvia, Inc. (a)	4,410,943
		8,347,202

	Electronic Equipment 0.94%
1,782,205	Iteris Holdings, Inc. (a)	4,705,021

	Electronic Instruments 0.62%
193,770	Image Sensing Systems, Inc.	$2,536,449
198,308	Metretek Technologies, Inc.	565,178
		3,101,627

	Electronic Semiconductor 1.89%
829,900	Kopin Corporation	4,232,490
1,263,200	PSi Technologies Holdings, Inc. (Philippines) (a)	1,604,264
589,762	Parkervision, Inc.	3,627,036
		9,463,790

	Energy - Oil & Gas 1.96%
179,900	Core Laboratories, N.V. (Netherlands)	4,824,918
349,000	Willbros Group, Inc. (Panama)	4,997,680
		9,822,598

	Energy - Technology 1.52%
839,836	Catalytica Energy Systems, Inc.	1,578,892
1,203,715	Quantum Fuel Systems Technologies Worldwide, Inc.	6,018,575
		7,597,467

	Entertainment 1.35%
379,500	DTS, Inc.	6,766,485

	Financial Services - Miscellaneous 1.45%
207,358	ASTA Funding, Inc.	5,760,405
967,742	Medivation, Inc. (Restricted)	1,500,000
		7,260,405

	Gold Mining 0.60%
2,511,300	MK Resources Company (a)	3,013,560

	Healthcare Services 1.38%
359,766	U.S. Physical Therapy, Inc.	6,900,312

	Healthcare - Specialized Products & Services 1.98%
255,600	American Dental Partners, Inc.	6,239,196
742,900	STAAR Surgical Company	3,669,926
		9,909,122

	Housing - Construction 0.41%
409,736	U.S. Home Systems, Inc.	2,052,777

	Household Furniture - Appliances 0.47%
2,612,500	Chitaly Holdings Limited (Hong Kong)	2,325,125

	Insurance 0.00%
200	Renaissance Acceptance Group, Inc.	-

	Information Services 1.04%
1,372,977	EDGAR Online, Inc. (a)	$3,267,685
1,495,582	FIND/SVP, Inc. (a)	1,944,256
		5,211,941

	Internet Commerce 1.08%
174,000	Corillian Corporation	539,400
982,000	Youbet.com, Inc.	4,880,540
		5,419,940

	Marketing 0.59%
322,835	Fastclick, Inc.	2,937,799

	Media 0.13%
151,600	Napster, Inc.	636,720

	Medical Devices & Equipment 10.54%
1,081,814	ATS Medical, Inc.	3,775,531
332,738	Applied Imaging Corporation (a)	492,452
307,987	Given Imaging, Ltd. (Israel)	7,025,183
311,931	Laserscope, Inc.	12,926,421
2,356,998	Micro Therapeutics, Inc. (a)	9,380,852
495,070	Natus Medical Incorporated	5,569,538
770,089	Orthovita, Inc.	3,026,450
1,296,979	Precision Optics Corporation, Inc. (a)	856,006
508,924	Quidel Corporation	2,636,226
377,784	Regeneration Technologies, Inc.	2,364,928
594,310	Sonic Innovations, Inc.	2,846,745
1,421,381	World Heart Corporation (Canada) (a)	1,819,368
		52,719,700

	Medical - Drugs 0.59%
387,095	CollaGenex Pharmaceuticals, Inc.	2,945,793

	Medical Information Systems 0.72%
161,000	Schick Technologies, Inc.	3,622,500

	Medical Instruments 0.81%
344,827	Caprius, Inc.	1,027,584
182,024	NuVasive, Inc.	3,025,239
		4,052,823

	Online Services 2.31%
1,735,650	The Knot, Inc. (a)	11,542,073

	Paper - Packaging 0.00%
593,749	Chase Packaging Corporation	-

	Pharmaceutical Products 0.83%
213,267	Axcan Pharma, Inc. (Canada)	3,258,720
344,364	Indevus Pharmaceuticals, Inc.	881,572
		4,140,292

	Restaurant 1.15%
712,998	Buca, Inc.	$3,721,855
651,499	Monterey Gourmet Foods, Inc.	2,032,677
		5,754,532

	Retail 6.76%
173,303	1-800 CONTACTS, INC.	3,356,879
447,000	Bakers Footwear Group, Inc. (a)	4,894,650
167,060	Candie's Inc.	1,112,620
162,509	eCost.com, Inc.	664,662
1,049,041	EZCORP, Inc. (a)	11,245,720
531,669	Gaiam, Inc.	3,700,416
277,250	Gander Mountain Company	3,160,650
543,152	Odimo Incorporated	2,770,075
325,809	PC Mall, Inc.	1,428,672
137,030	RedEnvelope, Inc.	1,477,183
		33,811,527

	Semiconductor Equipment 2.29%
282,012	Nanometrics Incorporated	3,522,330
1,300,916	Nova Measuring Instruments, Ltd. (Israel) (a)	3,080,569
1,403,209	Trikon Technologies, Inc. (Great Britain)	2,416,326
322,563	Ultra Clean Holdings, Inc.	2,403,094
		11,422,319

	Services 1.94%
539,385	Collectors Universe, Inc. (a)	9,450,025
29,972	OPNET Technologies, Inc.	242,773
		9,692,798

	Technology - Miscellaneous 0.73%
120	Apropos Technologies, Inc.	299
934,544	Intermap Technologies Corp. (Canada) (Restricted)	3,242,868
566,329	Supercom, Ltd.	424,747
		3,667,914

	Telecom Equipment 1.23%
671,838	COMARCO, Inc. (a)	5,164,755
999,954	Peco II, Inc.	979,955
		6,144,710

	Telecom Services 1.78%
468,600	Spectralink Corporation (Israel)	4,929,672
694,367	WPCS International Incorporated (a)	3,957,892
		8,887,564

	Telecommunications 0.67%
499,300	Arbinet-thexchange, Inc.	3,345,310

	Therapeutics 1.21%
1,000	Critical Theapeutics, Inc.	7,020
456,205	Critical Theapeutics, Inc. (Restricted)	2,500,003
468,307	Pharmacyclics, Inc.	3,516,986
		6,024,009

	Transportation 0.85%
284,800	Excel Maritime Carriers, Ltd. (Bermuda)	4,257,760

	Total Common Stocks 81.69%	408,439,271

		Fair
Shares	Preferred Stocks	Value

	Consumer Services 0.64%
32	OneTravel Holdings, Inc. convertible (Restricted)	$3,200,000

	Data Security 0.63%
1,250,000	Verdasys, Inc. Series B convertible (Restricted)	3,160,000

	Transportation 0.46%
616,282	Velocity Express Corporation 6% convertible (Restricted)	2,270,999

	Total Preferred Stocks 1.73%	8,630,999
Principal		Fair
Amount	Corporate Bonds	Value

	Computer Peripherals 0.76%
$3,800,000	Immersion Corporation 5% convertible, due 12/23/09	$3,800,000

	Computer Services - Software 0.00%
€ 2,100,000	Titus Interactive 2%, due 7/1/05 (France)	-

	Computer Systems 0.89%
$1,875,000	3D Systems Corporation 6% convertible, due 11/30/13	4,431,563

	Consumer Products 0.30%
1,500,000	Rockford Corporation 4.5% convertible, due 6/11/09	1,500,000

	Medical Devices & Equipment 0.61%
3,000,000	World Heart Corporation 3% convertible, due 9/15/09 (Canada)	3,072,000

	Total Corporate Bonds 2.56%	12,803,563

		Fair
Warrants	Warrants	Value

	Biotechnology 0.03%
413,400	Alliance Pharmaceutical Corp. 10/30/06	$16,536
43,000	Discovery Laboratories, Inc. 9/19/10	83,420
4,819	Dov Pharmaceutical, Inc. 6/2/09	46,600
		146,556

	Biotechnology - Drug Delivery 0.12%
398,733	Aradigm Corporation 3/10/07	55,823
208,333	Aradigm Corporation 11/10/07	8,333
210,648	DepoMed, Inc. 4/21/08	528,726
		592,882

	Communication Equipment - Software 0.03%
1,140,000	Artisoft, Inc. 9/30/06 (a)	125,400
44,842	Artisoft, Inc. 12/16/08 (Restricted) (a)	-
586,600	ION Networks, Inc. 2/14/07 (a)	23,464
1,147,058	ION Networks, Inc. 3/31/10 (Restricted) (a)	- -
		148,864

	Communication Products - Equipment 0.00%
57,861	Superconductor Technologies, Inc. 3/10/07	1,157
427,500	Superconductor Technologies, Inc. 9/26/07	21,375
		22,532

		Fair
Warrants	Warrants (Continued)	Value

	Computer Peripherals 0.00%
81,121	Immersion Corporation 12/23/09	$58,407

	Computer Services - Software 0.01%
862,500	Interplay Entertainment Corp. 3/29/06	-
360,000	Tarantella, Inc. 2/20/09 (a)	-
929,560	Unify Corporation 4/26/09 (a)	65,069
		65,069

	Computer Systems 0.26%
1,666,700	Adept Technology, Inc. 11/18/08 (a)	1,300,026

	Consumer Products 0.03%
70,889	Rockford Corporation 6/11/09	133,980

	Consumer Services 0.00%
2,327,272	OneTravel Holdings, Inc. 4/14/10 (Restricted)	-

	Electronic Equipment 0.17%
708,350	Iteris Holdings, Inc. B 8/16/07 (a)	835,853

	Electronic Semiconductor 0.03%
80,000	Parkervision, Inc. 3/10/10	132,800

	Energy - Technology 0.01%
132,667	Arotech Corporation 6/30/08	18,573
58,075	Arotech Corporation 12/31/08	5,808
		24,381

	Information Services 0.02%
150,000	EDGAR Online, Inc. 1/8/06 (a)	33,000
600,000	FIND/SVP, Inc. 5/10/09 (a)	72,000
		105,000

	Medical Devices & Equipment 0.18%
268,600	Applied Imaging Corporation 7/29/06 (a)	5,372
114,286	Orthovita, Inc. 6/26/08	81,143
818,182	Physiometrix, Inc. A 12/5/08 (a)	-
818,182	Physiometrix, Inc. B 12/5/08 (a)	-
47,476	SpectRx, Inc. 6/13/06	950
6,653,226	World Heart Corporation 9/22/08 (Canada) (a)	66,532
2,400,000	World Heart Corporation 9/15/09 (Canada) (a)	720,000
		873,997

	Medical Information Systems 0.00%
2,200,000	LifeRate Systems, Inc. 11/14/07 (a)	-

	Medical Instruments 0.04%
2,758,620	Caprius, Inc. 2/15/10	193,103

	Semiconductor Equipment 0.00%
206,250	Trikon Technologies, Inc. 10/22/07 (Great Britain) (a)	$18,563

	Technology - Miscellaneous 0.00%
934,544	Intermap Technologies Corp. 3/17/08 (Canada) (Restricted)	-

	Telecom Services 0.23%
150,780	GoAmerica, Inc. 12/19/08	3,016
8,750,000	WPCS International Incorporated 11/17/09 (a)	1,137,500
		1,140,516

	Telecommunications 0.00%
79,800	Q Comm International, Inc. 6/24/08	19,950

	Therapeutics 0.00%
159,672	Critical Therapeutics, Inc. 6/6/10 (Restricted)	-

	Total Warrants 1.16%	5,812,479

	TOTAL INVESTMENTS 87.14%	$435,686,312

		Fair
Shares	Securities Sold Short	Value

	Electronic Equipment 0.10%
51,900	KVH Industries, Inc.	$480,075

	Internet Commerce 0.34%
114,800	NutriSystems, Inc.	1,694,448

	TOTAL SECURITIES SOLD SHORT 0.44%	$2,174,523

	(a) Affiliated issuer under the Investment Company Act of 1940, inasmuch
	as the Fund owns more than 5% of the voting securities of the issuer.

	All percentages are relative to Partners' Capital.
	All securities are non-income producing except for 3D Systems Corporation,
	ASTA Funding, Inc., CryptoLogic, Inc., Frequency Electronics, Inc.,
	Immersion Corporation, Printronix, Inc., Rockford Corporation,
	Spectralink Corporation, Velocity Express Corporation and World Heart Corporation

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2005

		% of
		Partners'
Industry Concentration	Total	Capital

Aerospace	$1,787,744	0.36
Automotive Components	11,891,605	2.38
Biotechnology	5,466,190	1.09
Biotechnology - Drug Delivery	4,271,366	0.85
Building Materials	1,145,965	0.23
Communications	3,925	0.00
Communication Equipment - Software	16,655,555	3.33
Communication Products - Equipment	11,211,387	2.24
Computer Equipment	5,854,375	1.17
Computer Peripherals	6,864,209	1.37
Computer Services - Software	43,321,311	8.66
Computer Systems	22,977,136	4.60
Consumer Products	4,611,255	0.92
Consumer Services	9,800,000	1.96
Data Security	13,633,612	2.73
Electronic Components	8,347,202	1.67
Electronic Equipment	5,060,799	1.01
Electronic Instruments	3,101,627	0.62
Electronic Semiconductor	9,596,590	1.92
Energy - Oil and Gas	9,822,598	1.96
Energy - Technology	7,621,848	1.53
Entertainment	6,766,485	1.35
Financial Services - Miscellaneous	7,260,405	1.45
Gold Mining	3,013,560	0.60
Healthcare Services	6,900,312	1.38
Healthcare - Specialized Products & Services	9,909,122	1.98
Housing - Construction	2,052,777	0.41
Household Furniture - Appliances	2,325,125	0.47
Insurance	-	0.00
Information Services	5,316,941	1.06
Internet Commerce	3,725,492	0.75
Marketing	2,937,799	0.59
Media	636,720	0.13
Medical Devices & Equipment	56,665,697	11.34
Medical - Drugs	2,945,793	0.59
Medical Information Systems	3,622,500	0.72
Medical Instruments	4,245,926	0.85
Online Services	11,542,073	2.31
Paper - Packaging	-	0.00
Pharmaceutical Products	4,140,292	0.83
Restaurant	5,754,532	1.15
Retail	33,811,527	6.76
Semiconductor Equipment	11,440,882	2.29
Services	9,692,798	1.94
Technology - Miscellaneous	3,667,914	0.73
Telecom Equipment	6,144,710	1.23
Telecom Services	10,028,080	2.01
Telecommunications	3,365,260	0.67
Therapeutics	6,024,009	1.20
Transportation	6,528,759	1.31

TOTAL PORTFOLIO	$433,511,789	86.70%

See the accompanying Notes to the Financial Statements.

10

SPECIAL SITUATIONS FUND III, L.P.

(A Limited Partnership)

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2005

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments				$19,623,266
Net change in unrealized appreciation				(62,487,272)
	Total Realized and Unrealized Loss on Investments				$(42,864,006)

INVESTMENT INCOME (LOSS)
Investment Income
	Interest			1,277,064
	Dividends (net of withholding taxes of $6,369)			284,930
	Securities lending fees			269,698
	Other			448,423
	Total Investment Income			2,280,115

Operating Expenses
	Administrator's fee			1,921,694
	Professional fees			175,658
	Independent General Partners' fees			40,000
	Custody fee and other			116,855
	Total Operating Expenses			2,254,207

	Net Investment Income				25,908

NET LOSS					$(42,838,098)

See the accompanying Notes to the Financial Statements.

11
SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL

(Information Subsequent to December 31, 2004 is Unaudited)

	Per Limited		Corporate	Individual
	Partners'	Limited	General	General
	Unit	Partners	Partner	Partners	Total

YEAR ENDED
DECEMBER 31, 2004:

BALANCE,
DECEMBER 31, 2003		$380,390,677	$23,987,396	$6,949,884	$411,327,957

Capital contributions		40,821,885	-	-	40,821,885
Transfers		15,556	(737,610)	722,054	-
Allocation of net income:
Corporate General
Partner - Performance		-	22,091,939	-	22,091,939
Partners		81,219,840	5,618,404	1,529,511	88,367,755
Repurchases		(19,241,178)	(17,000,000)	(5,000,000)	(41,241,178)

BALANCE,
DECEMBER 31, 2004	$25,000	483,206,780	33,960,129	4,201,449	521,368,358

SIX MONTHS ENDED
JUNE 30, 2005:

Capital contributions		29,131,500	-	-	29,131,500
Transfers		407	(214,660)	214,253	-
Allocation of net loss	$(1,945)	(39,868,520)	(2,625,962)	(343,616)	(42,838,098)
Repurchases		(7,688,980)	-	-	(7,688,980)

BALANCE,
JUNE 30, 2005	$25,000	$464,781,187	$31,119,507	$4,072,086	$499,972,780

See Note 4 for changes in Units outstanding.

See the accompanying Notes to the Financial Statements.

12

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2004 is Unaudited)

NOTE 1 - GENERAL:

Special Situations Fund III, L.P. (the “Fund”) was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994. The Fund is a closed-end interval fund registered under the Investment Company Act of 1940. The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of Limited Partnership (the “Agreement’’).

The Agreement provides for not less than three “Individual General Partners” and a “Corporate General Partner”. The General Partners, as a group, must own not less than one percent (1%) of the Fund’s outstanding Units.

The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership (“MGP”), of which the General Partner is AWM Investment Company, Inc. (“AWM”). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund’s investments and performing certain administrative services on its behalf.

The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

NOTE 2 - ACCOUNTING POLICIES:

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.

Cash and cash equivalents consist principally of cash balances in a brokerage account.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2004 is Unaudited)

NOTE 2 - ACCOUNTING POLICIES (CONTINUED):

The Fund entered into an agreement to lend portfolio securities to a qualified borrower in order to earn additional income. The terms of the lending agreement require that loans are secured by cash or securities with an aggregate market value at least equal to a percentage of the market value of the loaned securities agreed upon by the borrower and the Fund (which shall be not less than 100% of the market value of the loaned securities), computed on a daily basis. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to collateral. At June 30, 2005, the value of the loaned securities and corresponding collateral (U.S. Treasury obligations) received was $8,552,750 and $8,724,142, respectively.

The Fund entered into a consulting agreement whereby the consultant will perform management and financial advisory services to companies (“covered investments”) in which the Fund invests. As compensation, the consultant earns ten percent of the appreciation on each covered investment for the agreed upon period. Of this amount, one half is currently payable and the remainder is deferred until a final payment date, as further defined in the consulting agreement.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - ALLOCATION OF ACCOUNTING PROFITS AND LOSSES:

Net income is allocated: first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners’ capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered. The amount of the loss carryover at June 30, 2005 was $42,838,098.

Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partner’s or a Limited Partner’s capital balance will be allocated to MGP.

NOTE 4 - PARTNER CAPITAL ACCOUNT TRANSACTIONS:

All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner’s capital account divided by $25,000.

As of the close of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16 and December 17, of each year.

The Fund has the right to sell additional Units at the beginning of each fiscal period.

Changes in Units outstanding are as follows:

		Corporate	Individual
	Limited	General	General
	Partners	Partner	Partners	Total

Balance, December 31, 2003	15,215.6271	959.4958	277.9954	16,453.1183
Additional Units sold	1,632.8754	-	-	1,632.8754
Transfers	0.6223	(29.5044)	28.8821	-
Semi-annual adjustments of Units	3,248.7935	1,108.4137	61.1805	4,418.3877
Repurchases	(769.6471)	(680.0000)	(200.0000)	(1,649.6471)

Balance, December 31, 2004	19,328.2712	1,358.4051	168.0580	20,854.7343
Additional Units sold	1,165.2600	-	-	1,165.2600
Transfers	0.0163	(8.5864)	8.5701	-
Semi-annual adjustments of Units	(1,594.7408)	(105.0385)	(13.7446)	(1,713.5239)
Repurchases	(307.5592)	-	-	(307.5592)

Balance, June 30, 2005	18,591.2475	1,244.7802	162.8835	19,998.9112

NOTE 5 - PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities for the six months ended June 30, 2005 aggregated $137,639,491 and $115,930,955, respectively.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2004 is Unaudited)

NOTE 6 - INCOME TAXES:

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner’s respective share of the Fund’s income and expenses reported for income tax purposes.

NOTE 7 - RELATED PARTY TRANSACTIONS:

AWM is the administrator of the Fund. The administrator’s fee is computed monthly at an annual rate of 0.75% of the average net assets.

The Fund pays each Independent General Partner an annual fee of $20,000.

NOTE 8 - APPROVAL OF ADVISORY CONTRACT:

At a meeting on December 1, 2004, Tthe Independent General Partners (“IGPs”) of the Fund considered whether to approve the continuation of the existing Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and MGP Advisers Limited Partnership (“MGP”). In addition to the materials the IGPs had reviewed throughout the course of the year, the IGPs received materials relating to the advisory agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The approval of the Advisory Agreement and the continuation of MGP as the investment adviser of the Fund is based upon the following findings as well as specific considerations discussed below: (1) that the Advisory Agreement with MGP is in the best interests of the Fund; (2) that the services to be performed by MGP pursuant to the Advisory Agreement are services required for the operation of the Fund; (3) that MGP can provide services the nature and quality of which are at least equal to those provided by others offering the same services; and (4) that the fees for such services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

In determining whether to approve the Advisory Agreement, the IGPs considered various relevant factors, including those discussed below. The specific considerations as to the Fund are discussed below:

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2004 is Unaudited)

NOTE 8 - APPROVAL OF ADVISORY CONTRACT (CONTINUED):

Nature, Extent and Quality of Service

In considering the nature, extent and quality of service to the Fund, the IGPs reviewed the Fund’s investment objectives and strategy along with the advisory services provided to the Fund by MGP over both short- and long -term periods. The services provided include investment research, portfolio management and trading. The IGPs took into account the organizational depth and stability of the firm, noting that the Fund managers have considerable investment and trading experience and have managed the Fund since its inception. Furthermore, they do not use brokerage commissions to purchase third-party research.

Investment Performance

The IGPs considered the short- and long-term performance of the Fund, including both lesser and more profitable periods and noted favorable performance over the Fund’s history as compared with relevant market indices.

Costs of Services Provided

The IGPs considered the compensation arrangement with MGP, such that the performance allocation of 20% is customary for the Fund’s peer group. The IGPs also noted the use of a “highwater” mark in determining the profit threshold. The IGPs reviewed the expense ratio of the Fund and determined it fair and reasonable as compared to the Fund’s peer group.

Profits

The IGPs considered the level of MGP’s profits in managing the Fund and concluded that the profit was fair and customary based on the Fund’s peer group.

Economies of Scale

The IGPs, in considering economies of scale, reviewed whether there have been or if there is a potential for the realization of future economies of scale, and whether the Fund’s investors would benefit from such scale. The IGPs noted that  the consideration of economies of scale is not a determining factor as it relates to the approval of the Advisory Agreement with MGP.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2004 is Unaudited)

NOTE 8 - APPROVAL OF ADVISORY CONTRACT (CONTINUED):

In considering whether to approve the continuation of the advisory agreement, the IGPs did not weigh any one factor more than another. They concluded that the approval of the agreement was in the best interest of the Fund. The advisory agreement will continue for one year and is renewable by the IGPs after that for successive one year periods.

NOTE 9 - SUPPLEMENTARY FINANCIAL INFORMATION:

	Six Months Ended June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Ratio of investment expenses to average net assets[1]	0.00%	0.00%	0.57%	0.03%	0.00%	0.00%

Ratio of operating expenses to average net assets	0.87%	0.84%	1.03%	0.94%	0.89%	0.85%

Ratio of total expenses to average net assets	0.87%	0.84%	1.60%	0.97%	0.89%	0.85%

Ratio of net income (loss) to average net assets	(16.54)%	23.09%	74.23%	(22.16)%	16.62%	15.19%

Portfolio turnover rate	27.25%	63.46%	52.43%	60.28%	91.33%	102.49%

[1]The investment expenses reflected in the above ratio include, but are not limited to, consulting fees having a direct correlation to the performance of “covered investments”, as further defined in Note 2 herein.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2004 is Unaudited)

NOTE 10 - RETURN ON PARTNER INVESTMENT:

At June 30, 2005, the value of a $25,000 investment made at each respective subscription date is as follows:

Subscription Date	Value
January 1, 1994	$197,112
January 1, 1995	180,201
July 1, 1995	159,561
January 1, 1996	133,065
July 1, 1996	100,451
January 1, 1997	95,070
July 1, 1997	90,052
January 1, 1998	79,893
July 1, 1998	81,918
January 1, 1999	90,814
July 1, 1999	83,795
January 1, 2000	54,617
July 1, 2000	46,783
January 1, 2001	47,846
July 1, 2001	41,826
January 1, 2002	41,814
July 1, 2002	47,703
January 1, 2003	51,626
July 1, 2003	39,507
January 1, 2004	27,679
July 1, 2004	25,731
January 1, 2005	23,055

NOTE 11 - SECURITIES SOLD SHORT:

The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2004 is Unaudited)

NOTE 12 - INVESTMENTS IN RESTRICTED AND ILLIQUID SECURITIES:

The Fund has made investments in securities that are not freely tradable due to Securities and Exchange Commission’s regulations. These restricted securities may not be sold except in exempt transactions or when they have become registered under the Securities Act of 1933. Investing in restricted securities generally poses a greater risk than investing in more widely held, publicly traded companies. Restrictions imposed on the sale of these securities and the lack of a secondary market may affect the timing and price obtained for such sales. The following is a list of restricted and illiquid securities valued by the Fund as of June 30, 2005:
Issuer	Type of Security	Acquisition Date	Acquisition Cost	Value	Value as a % of Partners’ Capital
Artisoft, Inc.	Common	9/28/04	$2,667,132	$2,667,132	0.54%
Critical Therapeutics Inc.	Common	6/20/05	2,500,003	2,500,003	0.50%
ION Networks, Inc.	Common	3/31/05	390,000	367,059	0.07%
Intermap Technologies Corp.	Common	3/17/05	3,490,000	3,242,868	0.65%
Medivation Inc.	Common	12/17/04	1,500,000	1,500,000	0.30%
One Travel Holdings Inc.	Preferred	4/15/05	3,200,000	3,200,000	0.64%
Velocity Express Corporation 6%	Preferred	12/22/04	2,250,000	2,250,000	0.45%
Velocity Express Corporation 6%	Preferred	2/15/05	21,000	21,000	0.00%
Verdasys, Inc. Series B	Preferred	9/3/04	2,500,000	3,160,000	0.63%
Total restricted and illiquid securities			$18,518,135	$18,908,062	3.78%

NOTE 13 - CREDIT RISK CONCENTRATION:

Cash and cash equivalents consist principally of balances held in a custodial account with Banc of America Securities LLC. The balances are insured by the Federal Deposit Insurance Corporation up to $100,000. Net cash balances and securities in excess of these limits are protected by a guarantee provided by the broker’s parent company, Bank of America Corporation, in the amount of $300,000,000 per account or $1.2 billion in the aggregate.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2004 is Unaudited)

NOTE 14- PROXY VOTING (UNAUDITED):

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available (1) without charge, upon request, by calling (212) 207-6500 or (2) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended December 31 is available (1) without charge, upon request, by calling (212) 207-6500 or (2) on the SEC’s website at www.sec.gov. Information as of December 31 each year will generally be available by the following March 1.

NOTE 15- FORM N-Q (UNAUDITED):

The Fund files a complete Portfolio of Investments for the first and third quarters of its fiscal year with the SEC on Form N-Q within 60 days of the end of such fiscal quarter. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.  Code of Ethics.

Not applicable at this time.

Item 3.  Audit Committee Financial Expert.

Not applicable at this time.

Item 4.  Principal Accountant Fees and Services.

Not applicable at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

See the Schedule of Investments included in the report to shareholders filed under Item 1 of the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable at this time.

Item 8. Portfolio Managers of Closed-End Management Investment Companie.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) NOT APPLICABLE.

(a)(2) CERTIFICATIONS REQUIRED BY ITEM 11(a)(2) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.CERT.

(b) CERTIFICATIONS REQUIRED BY ITEM 11(b) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By: _/s/Austin Marxe__
Austin Marxe, Principal Executive Officer

Date August 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _/s/Austin Marxe___
Austin Marxe, Principal Executive Officer

Date: August 18, 2005

By: _/s/ Rose M. Carling_
Rose M. Carling, Principal Financial Officer

Date: August 18, 2005